Income taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes

24. Income taxes

The income tax expense (recovery) reported in the consolidated statement of operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Current income tax recovery	$(811)	$—	$(144)
Deferred income tax expense	286	118	(65)
Income tax expense (recovery) from continuing operations	(525)	118	(209)
Current income tax expense from discontinued operations (note 6)	—	1	8
Total income tax expense (recovery)	$(525)	$119	$(201)

The following table provides a reconciliation of the income tax expense (recovery) calculated at the combined statutory income tax rate to the income tax expense (recovery) for both continuing and discontinued operations, recognized in the consolidated statements of operations.

	2022	2021	2020
Net loss before tax from continuing operations	$(29,441)	$(44,945)	$(49,230)
Net income before tax from discontinued operations	29,538	57,277	(69,728)
Combined Canadian statutory income tax rate	26.5%	26.5%	26.5%
Income tax expense (recovery) at combined income tax rate	26	3,268	(31,524)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	(2,330)	1,658	33,238
Effect of tax rate differences in foreign subsidiaries	406	9,756	1,101
Non-deductible or taxable items	3,141	(6,149)	(157)
Change in future tax rate	(1,008)	(5,354)	(1,455)
Research and development tax credit	65	(3,012)	(494)
Foreign withholding tax	(811)	—	—
Non-taxable gain on disposition of subsidiary (note 6)	—	—	(896)
Other	(14)	(48)	(14)
Income tax expense (recovery)	$(525)	$119	$(201)

Deferred tax relates to the following in the consolidated statement of financial position:

Year ended December 31	2022	2021
Deferred tax assets
Tax losses (non capital)	$133,917	$118,276
Tax losses (capital)	49,896	7,393
Research and development expenses	6,818	7,124
Unrealized loss on exchange rate	2	—
Undeducted financing expenses	695	1,180
Right of use liabilities	335	5,606
Share based payments	1	1
Penalty Prepayment	3,611	5,993
Interest expenses carried forward	191	2,646
Non-deductible provisions	1,968	5,986
Donations	7	270
Intangible assets	266	683
Capital Assets	1,363	1,212
Start-up expense	272	401
Total deferred tax assets	$199,342	$156,771

Deferred tax liabilities:
Capital assets	$(11)	$(200)
Intangible Assets	(42)	—
Right of use assets	(259)	(143)
Unrealized gain on exchange rate	(1,602)	(436)
Other	—	(8)
Total deferred tax liabilities	$(1,914)	$(787)

Deferred tax assets	$197,428	$155,984
Unrecognized deferred tax assets	(197,260)	(155,530)
	$168	$454

Reflected in the consolidated statement of financial position for the years ended December 31, 2022 and 2021 as follows:

	2022	2021
Balance - beginning of year	$454	$572
Credited to profit and loss	(286)	(118)
Balance - end of year	$168	$454

Deferred tax relates to the following in the consolidated statement of operations:

Year ended December 31	2022	2021	2020
Deferred tax assets
Tax losses (non capital)	$(15,640)	$42,309	$(38,535)
Tax losses (capital)	(42,503)	(7,312)	(81)
Research and development expenses	306	15,381	8,607
Unrealized loss on exchange rate	(2)	1,434	(568)
Undeducted financing expenses	484	1,017	327
Right of use liabilities	5,271	3,007	709
Share based payments	—	350	11
Penalty Prepayment	2,382	2,613	(7,186)
Interest expenses carried forward	2,455	1,424	(1,592)
Non-deductible provisions	4,018	(5,958)	625
Donations	263	(270)	—
Intangible assets	418	12,544	1,037
Capital Assets	(151)	(317)	435
Start-up expense	128	825	274
Other	—	246	(50)
Total deferred tax assets	$(42,571)	$67,293	$(35,987)

Deferred tax liabilities:
Capital assets	$(189)	$(2,607)	$(2,528)
Intangible Assets	42	(5)	(5)
Right of use assets	116	(1,463)	(3,877)
Trade and other payables	—	(892)	(12)
Unrealized gain on exchange rate	1,166	40	(127)
Other	(8)	8	—
Total deferred tax liabilities	$1,127	$(4,919)	$(6,549)

Deferred tax assets	$(41,444)	$62,374	$(42,540)
Unrecognized deferred tax assets	41,730	(62,256)	42,475
	$286	$118	$(65)

At December 31, 2022, the Corporation has non-capital losses of $543,495 ($439,706 for the year ended December 31, 2021) of which $426,005 ($371,146 for the year ended December 31, 2021) are available to reduce future taxable income for which the benefits have not been recognized. These non capital losses expire at various dates from 2023 to 2041 (except for the non-capital losses in the United Kingdom and US losses that arose after 2017 which do not expire as they have an indefinite life).

Capital losses arising in Canada can only be utilized to shelter future capital gains.

At December 31, 2022, the Corporation also has federal unused research and development expenses of $33,925 (provincial $15,035), of which $33,291 are available to reduce future taxable income for which the benefits have not been recognized. These expenses can be carried forward indefinitely.

At December 31, 2022, the Corporation also had unused federal tax credits available to reduce future income tax in the amount of $9,826 ($8,980 for the year ended December 31, 2021), expiring between 2024 and 2042. These credits have not been recorded nor have any deferred income tax assets been recognized in respect to those tax credits.

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2022	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$—
2028	—	—	$—
2029	—	—	—
2030	—	—	—
2031	—	—	—
2032	1,001	995	—
2033	4,610	4,606	—
2034	7,760	9,807	—
2035	12,565	12,563	—
2036	14,468	14,467	—
2037	7,393	7,394	—
2038	6,594	6,595	—
2039	26,330	26,305	—
2040	37,884	37,751	—
2041	40,013	40,061	—
2042	31,415	32,494	—
	$193,543	$196,533	$—
Not expiring - UK	—	—	225,566
Not expiring - US (post 2017) 1)	—	—	4,800
	$193,543	$196,533	$230,366

1) As a result of the conversion of the parent's debt into Liminal shares on April 23, 2019, more than 50% of the issued shares of Liminal were owned by a single shareholder at December 31, 2022. US tax rules impose restrictions that will impact how $122,290 of losses are available to shelter income in future taxation years. As a result of the US restrictions, approximately $117,490 of losses will no longer be available to the company and are not presented in the available tax loss table presented above. The Company has $4,800 of U.S. tax loss carryforwards which arose after April 23, 2019 not subject to these limitations. A deferred tax asset has not been recognized for any loss carryforwards at December 31, 2022.